May 5, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Burnham Investors Trust (the “Trust”)
File Nos. 811-00994 and 002-17226
Rule 497

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of the Prospectus and Statement of Additional Information that would have been filed on behalf of the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 82 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on April 30, 2009.

Please contact Amal Joury (of Brown Brothers Harriman & Co., the Trust’s administrator) at 617-772-2134 if you have any questions or comments concerning this filing.

Very truly yours,
/s/ Thomas Calabria
Thomas Calabria, Chief Compliance Officer

cc:	Michael E. Barna (Burnham Investors Trust)
Leonard Pierce, Esq. (Wilmer Cutler Pickering Hale and Dorr LLP)